Schedule of Cash Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid for:
Interest	$ 166	$ 172	$ 197
Less capitalized interest	(11)	(2)	(3)
Interest paid, net	155	170	194
Income tax (refund) paid, net	$ 61	$ (36)	$ 66